VIA EDGAR
---------

December 21, 2000

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, D.C. 20549

ATTN: Office of Filings, Information and Consumer Services

RE:      Matthews International Funds (the "Trust")
         File Nos. 33-78960/811-08510
         ----------------------------

To the Staff of the Commission:

         As counsel to the Trust and in accordance with Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), we hereby certify the following:

         a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

         b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on December 15, 2000.

         Kindly direct any questions concerning this filing to the undersigned personally at (415) 835-1649.

                                         Sincerely yours,


                                         /s/ Thao H. Ngo
                                         --------------------------------------
                                         Thao H. Ngo
                                         Paul, Hastings, Janofsky & Walker LLP
                                         345 California Street
                                         San Francisco, California 94104-2635